Marketable Securities	12 Months Ended
Mar. 31, 2019
Investments Debt And Equity Securities [Abstract]
Marketable Securities

NOTE 3: — MARKETABLE SECURITIES

a.	Marketable securities:
	March 31,
	2019	2018
Short-term marketable securities	$481,883	$549,821
Long-term marketable securities	304,322	225,639
	$786,205	$775,460

b.	The following is a summary of both short-term and long-term marketable securities by type:

	March 31,
	2019			2018
	Amortized	Gross unrealized	Market	Amortized	Gross unrealized	Market
	cost	gain	value	cost	loss	value
Marketable securities:
Bonds	$464,443	$1,145	$465,588	$386,332	$(2,027)	$384,305
Government securities	118,659	13	118,672	177,657	(555)	177,102
Commercial paper	60,692	—	60,692	51,432	(1)	51,431
Preferred stock	1,500	5	1,505	—	—	—
Other securities	139,687	61	139,748	162,672	(50)	162,622
Total marketable securities	$784,981	$1,224	$786,205	$778,093	$(2,633)	$775,460

At March 31, 2019, the gross unrealized gain excludes $14,655 of other comprehensive income relating to marketable securities for foreign exchange gain.

As of March 31, 2019, no other than temporary impairment charges were recorded.

c.	The estimated fair value of marketable securities as of March 31, 2019 and 2018, by contractual maturity, are as follows:

	March 31,
	2019		2018
	Amortized	Market	Amortized	Market
	cost	Value	cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$784,231	$785,462	$776,932	$774,300
Matures in more than five years	750	743	1,161	1,160
	$784,981	$786,205	$778,093	$775,460